Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We have granted stock options to our employees, including our named executive officers, in 2024 and 2025. We typically have granted new-hire
stock option awards or promotion stock option awards on or soon after a new hire’s employment start date or promotion, as applicable. Additionally, we have typically granted annual refresh employee stock option awards in the first quarter of each fiscal year, which refresh grants are typically approved following our regularly scheduled meeting of the Compensation Committee in which annual refresh grants are considered. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	We have granted stock options to our employees, including our named executive officers, in 2024 and 2025. We typically have granted new-hire
stock option awards or promotion stock option awards on or soon after a new hire’s employment start date or promotion, as applicable.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false